Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Money Market Obligations Trust
Entity Central Index Key	0000856517
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
C000194027
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Obligations Fund
Class Name	Administrative Shares
Trading Symbol	GOEXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Shares	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
AssetsNet	$ 168,288,885,077
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 108,536,621
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$168,288,885,077
Number of Investments	122
Total Advisory Fees Paid	$108,536,621

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	15.4%
U.S. Government Agency Securities	18.0%
Repurchase Agreements	65.7%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Material Fund Change Expenses [Text Block]

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Summary of Change Legend [Text Block]

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

C000190786
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Obligations Fund
Class Name	Advisor Shares
Trading Symbol	GOVXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
AssetsNet	$ 168,288,885,077
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 108,536,621
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$168,288,885,077
Number of Investments	122
Total Advisory Fees Paid	$108,536,621

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	15.4%
U.S. Government Agency Securities	18.0%
Repurchase Agreements	65.7%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Material Fund Change Expenses [Text Block]

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Summary of Change Legend [Text Block]

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

C000026059
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Obligations Fund
Class Name	Capital Shares
Trading Symbol	GOCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Shares	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
AssetsNet	$ 168,288,885,077
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 108,536,621
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$168,288,885,077
Number of Investments	122
Total Advisory Fees Paid	$108,536,621

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	15.4%
U.S. Government Agency Securities	18.0%
Repurchase Agreements	65.7%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Material Fund Change Expenses [Text Block]

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Summary of Change Legend [Text Block]

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

C000157038
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Obligations Fund
Class Name	Cash II Shares
Trading Symbol	GFYXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash II Shares	$86	0.84%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.84%
AssetsNet	$ 168,288,885,077
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 108,536,621
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$168,288,885,077
Number of Investments	122
Total Advisory Fees Paid	$108,536,621

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	15.4%
U.S. Government Agency Securities	18.0%
Repurchase Agreements	65.7%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Material Fund Change Expenses [Text Block]

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Summary of Change Legend [Text Block]

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

C000157039
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Obligations Fund
Class Name	Cash Series Shares
Trading Symbol	GFSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Series Shares	$100	0.98%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.98%
AssetsNet	$ 168,288,885,077
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 108,536,621
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$168,288,885,077
Number of Investments	122
Total Advisory Fees Paid	$108,536,621

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	15.4%
U.S. Government Agency Securities	18.0%
Repurchase Agreements	65.7%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Material Fund Change Expenses [Text Block]

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Summary of Change Legend [Text Block]

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

C000026060
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Obligations Fund
Class Name	Institutional Shares
Trading Symbol	GOIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
AssetsNet	$ 168,288,885,077
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 108,536,621
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$168,288,885,077
Number of Investments	122
Total Advisory Fees Paid	$108,536,621

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	15.4%
U.S. Government Agency Securities	18.0%
Repurchase Agreements	65.7%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Material Fund Change Expenses [Text Block]

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Summary of Change Legend [Text Block]

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

C000151096
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Obligations Fund
Class Name	Premier Shares
Trading Symbol	GOFXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Shares	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
AssetsNet	$ 168,288,885,077
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 108,536,621
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$168,288,885,077
Number of Investments	122
Total Advisory Fees Paid	$108,536,621

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	15.4%
U.S. Government Agency Securities	18.0%
Repurchase Agreements	65.7%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Material Fund Change Expenses [Text Block]

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Summary of Change Legend [Text Block]

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

C000235065
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Obligations Fund
Class Name	SDG Shares
Trading Symbol	GPHXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SDG Shares	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
AssetsNet	$ 168,288,885,077
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 108,536,621
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$168,288,885,077
Number of Investments	122
Total Advisory Fees Paid	$108,536,621

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	15.4%
U.S. Government Agency Securities	18.0%
Repurchase Agreements	65.7%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Material Fund Change Expenses [Text Block]

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Summary of Change Legend [Text Block]

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

C000168188
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Obligations Fund
Class Name	Select Shares
Trading Symbol	GRTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Shares	$17	0.17%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
AssetsNet	$ 168,288,885,077
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 108,536,621
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$168,288,885,077
Number of Investments	122
Total Advisory Fees Paid	$108,536,621

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	15.4%
U.S. Government Agency Securities	18.0%
Repurchase Agreements	65.7%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Material Fund Change Expenses [Text Block]

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Summary of Change Legend [Text Block]

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

C000026061
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Obligations Fund
Class Name	Service Shares
Trading Symbol	GOSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
AssetsNet	$ 168,288,885,077
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 108,536,621
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$168,288,885,077
Number of Investments	122
Total Advisory Fees Paid	$108,536,621

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	15.4%
U.S. Government Agency Securities	18.0%
Repurchase Agreements	65.7%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Material Fund Change Expenses [Text Block]

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Summary of Change Legend [Text Block]

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

C000026062
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Obligations Fund
Class Name	Trust Shares
Trading Symbol	GORXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Shares	$71	0.69%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
AssetsNet	$ 168,288,885,077
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 108,536,621
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$168,288,885,077
Number of Investments	122
Total Advisory Fees Paid	$108,536,621

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	15.4%
U.S. Government Agency Securities	18.0%
Repurchase Agreements	65.7%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Material Fund Change Expenses [Text Block]

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Summary of Change Legend [Text Block]

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

C000026156
Shareholder Report [Line Items]
Fund Name	Federated Hermes Institutional Prime Obligations Fund
Class Name	Institutional Shares
Trading Symbol	POIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Institutional Prime Obligations Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
AssetsNet	$ 17,638,387,801
Holdings Count | Holding	136
Advisory Fees Paid, Amount	$ 19,231,967
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$17,638,387,801
Number of Investments	136
Total Advisory Fees Paid	$19,231,967

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Variable Rate Instruments	16.7%
Commercial Paper	17.5%
Bank Instruments	27.8%
Other Repurchase Agreements and Repurchase Agreements	38.6%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7”), the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

     Effective April 2, 2024, the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed. Such determination, including the timing of the application of the liquidity fee, will be based on current market conditions and the Fund’s particular circumstances. Also, effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

     Effective July 22, 2024, the Fund, a floating net asset value (“NAV”) fund, converted from a fund that ordinarily strikes its NAV at 8:00 a.m., 12:00 Noon and 3:00 p.m. Eastern time each business day to a fund that strikes its NAV once each business day at 3:00 p.m. Eastern time in response to operational challenges that will likely be imposed in a multi-strike NAV fund by implementing mandatory liquidity fees when they become effective on October 2, 2024, as discussed below.

     Effective August 1, 2024, the Fund changed its policy for valuing its portfolio securities with remaining maturities of 60 days or less (“60 Day Securities”) from the “amortized cost” method to fair market value. The Fund now prices all portfolio securities, including 60 Day Securities, using the fair market value. The change in valuation policy streamlines the Fund’s operational processes impacted by certain components of the recent amendments to Rule 2a-7 and is not anticipated to have a material impact on the valuation of the Fund.

     Effective October 2, 2024, the Fund will be required to impose a mandatory liquidity fee when the Fund experiences daily net redemptions that exceed 5% of net assets based on flow information available within a reasonable period after the last computation of the Fund’s NAV on that calendar day. The Fund will not be required to apply a mandatory liquidity fee if the amount of the fee is less than 0.01% of the value of the shares redeemed, which is anticipated to be the case under normal market conditions. If the Fund imposes a liquidity fee, depending on how the redemption order is communicated, the proceeds delivered may be for an amount that is less than the original redemption. Also, effective October 2, 2024, Fund shares purchased and redeemed must be transmitted to the Fund on a gross basis (i.e., purchase orders must be transmitted separately from redemption orders).

Material Fund Change Expenses [Text Block]

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7”), the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

     Effective April 2, 2024, the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed. Such determination, including the timing of the application of the liquidity fee, will be based on current market conditions and the Fund’s particular circumstances. Also, effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

     Effective July 22, 2024, the Fund, a floating net asset value (“NAV”) fund, converted from a fund that ordinarily strikes its NAV at 8:00 a.m., 12:00 Noon and 3:00 p.m. Eastern time each business day to a fund that strikes its NAV once each business day at 3:00 p.m. Eastern time in response to operational challenges that will likely be imposed in a multi-strike NAV fund by implementing mandatory liquidity fees when they become effective on October 2, 2024, as discussed below.

     Effective August 1, 2024, the Fund changed its policy for valuing its portfolio securities with remaining maturities of 60 days or less (“60 Day Securities”) from the “amortized cost” method to fair market value. The Fund now prices all portfolio securities, including 60 Day Securities, using the fair market value. The change in valuation policy streamlines the Fund’s operational processes impacted by certain components of the recent amendments to Rule 2a-7 and is not anticipated to have a material impact on the valuation of the Fund.

     Effective October 2, 2024, the Fund will be required to impose a mandatory liquidity fee when the Fund experiences daily net redemptions that exceed 5% of net assets based on flow information available within a reasonable period after the last computation of the Fund’s NAV on that calendar day. The Fund will not be required to apply a mandatory liquidity fee if the amount of the fee is less than 0.01% of the value of the shares redeemed, which is anticipated to be the case under normal market conditions. If the Fund imposes a liquidity fee, depending on how the redemption order is communicated, the proceeds delivered may be for an amount that is less than the original redemption. Also, effective October 2, 2024, Fund shares purchased and redeemed must be transmitted to the Fund on a gross basis (i.e., purchase orders must be transmitted separately from redemption orders).

Summary of Change Legend [Text Block]

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

C000026157
Shareholder Report [Line Items]
Fund Name	Federated Hermes Institutional Prime Obligations Fund
Class Name	Service Shares
Trading Symbol	PRSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Institutional Prime Obligations Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
AssetsNet	$ 17,638,387,801
Holdings Count | Holding	136
Advisory Fees Paid, Amount	$ 19,231,967
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$17,638,387,801
Number of Investments	136
Total Advisory Fees Paid	$19,231,967

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Variable Rate Instruments	16.7%
Commercial Paper	17.5%
Bank Instruments	27.8%
Other Repurchase Agreements and Repurchase Agreements	38.6%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7”), the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

     Effective April 2, 2024, the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed. Such determination, including the timing of the application of the liquidity fee, will be based on current market conditions and the Fund’s particular circumstances. Also, effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

     Effective July 22, 2024, the Fund, a floating net asset value (“NAV”) fund, converted from a fund that ordinarily strikes its NAV at 8:00 a.m., 12:00 Noon and 3:00 p.m. Eastern time each business day to a fund that strikes its NAV once each business day at 3:00 p.m. Eastern time in response to operational challenges that will likely be imposed in a multi-strike NAV fund by implementing mandatory liquidity fees when they become effective on October 2, 2024, as discussed below.

     Effective August 1, 2024, the Fund changed its policy for valuing its portfolio securities with remaining maturities of 60 days or less (“60 Day Securities”) from the “amortized cost” method to fair market value. The Fund now prices all portfolio securities, including 60 Day Securities, using the fair market value. The change in valuation policy streamlines the Fund’s operational processes impacted by certain components of the recent amendments to Rule 2a-7 and is not anticipated to have a material impact on the valuation of the Fund.

     Effective October 2, 2024, the Fund will be required to impose a mandatory liquidity fee when the Fund experiences daily net redemptions that exceed 5% of net assets based on flow information available within a reasonable period after the last computation of the Fund’s NAV on that calendar day. The Fund will not be required to apply a mandatory liquidity fee if the amount of the fee is less than 0.01% of the value of the shares redeemed, which is anticipated to be the case under normal market conditions. If the Fund imposes a liquidity fee, depending on how the redemption order is communicated, the proceeds delivered may be for an amount that is less than the original redemption. Also, effective October 2, 2024, Fund shares purchased and redeemed must be transmitted to the Fund on a gross basis (i.e., purchase orders must be transmitted separately from redemption orders).

Material Fund Change Expenses [Text Block]

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7”), the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

     Effective April 2, 2024, the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed. Such determination, including the timing of the application of the liquidity fee, will be based on current market conditions and the Fund’s particular circumstances. Also, effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

     Effective July 22, 2024, the Fund, a floating net asset value (“NAV”) fund, converted from a fund that ordinarily strikes its NAV at 8:00 a.m., 12:00 Noon and 3:00 p.m. Eastern time each business day to a fund that strikes its NAV once each business day at 3:00 p.m. Eastern time in response to operational challenges that will likely be imposed in a multi-strike NAV fund by implementing mandatory liquidity fees when they become effective on October 2, 2024, as discussed below.

     Effective August 1, 2024, the Fund changed its policy for valuing its portfolio securities with remaining maturities of 60 days or less (“60 Day Securities”) from the “amortized cost” method to fair market value. The Fund now prices all portfolio securities, including 60 Day Securities, using the fair market value. The change in valuation policy streamlines the Fund’s operational processes impacted by certain components of the recent amendments to Rule 2a-7 and is not anticipated to have a material impact on the valuation of the Fund.

     Effective October 2, 2024, the Fund will be required to impose a mandatory liquidity fee when the Fund experiences daily net redemptions that exceed 5% of net assets based on flow information available within a reasonable period after the last computation of the Fund’s NAV on that calendar day. The Fund will not be required to apply a mandatory liquidity fee if the amount of the fee is less than 0.01% of the value of the shares redeemed, which is anticipated to be the case under normal market conditions. If the Fund imposes a liquidity fee, depending on how the redemption order is communicated, the proceeds delivered may be for an amount that is less than the original redemption. Also, effective October 2, 2024, Fund shares purchased and redeemed must be transmitted to the Fund on a gross basis (i.e., purchase orders must be transmitted separately from redemption orders).

Summary of Change Legend [Text Block]

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

C000157048
Shareholder Report [Line Items]
Fund Name	Federated Hermes Prime Cash Obligations Fund
Class Name	Automated Shares
Trading Symbol	PTAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Prime Cash Obligations Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Automated Shares	$50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
AssetsNet	$ 79,819,189,061
Holdings Count | Holding	242
Advisory Fees Paid, Amount	$ 75,299,034
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$79,819,189,061
Number of Investments	242
Total Advisory Fees Paid	$75,299,034

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Asset-Backed Securities	0.1%
Municipal Bonds	0.1%
Commercial Paper	14.2%
Variable Rate Instruments	20.8%
Other Repurchase Agreements and Repurchase Agreements	28.5%
Bank Instruments	33.3%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

     Effective April 2, 2024, the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Material Fund Change Expenses [Text Block]

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

     Effective April 2, 2024, the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Summary of Change Legend [Text Block]

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

C000190787
Shareholder Report [Line Items]
Fund Name	Federated Hermes Prime Cash Obligations Fund
Class Name	Advisor Shares
Trading Symbol	PCVXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Prime Cash Obligations Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
AssetsNet	$ 79,819,189,061
Holdings Count | Holding	242
Advisory Fees Paid, Amount	$ 75,299,034
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$79,819,189,061
Number of Investments	242
Total Advisory Fees Paid	$75,299,034

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Asset-Backed Securities	0.1%
Municipal Bonds	0.1%
Commercial Paper	14.2%
Variable Rate Instruments	20.8%
Other Repurchase Agreements and Repurchase Agreements	28.5%
Bank Instruments	33.3%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

     Effective April 2, 2024, the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Material Fund Change Expenses [Text Block]

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

     Effective April 2, 2024, the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Summary of Change Legend [Text Block]

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

C000026149
Shareholder Report [Line Items]
Fund Name	Federated Hermes Prime Cash Obligations Fund
Class Name	Capital Shares
Trading Symbol	PCCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Prime Cash Obligations Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Shares	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
AssetsNet	$ 79,819,189,061
Holdings Count | Holding	242
Advisory Fees Paid, Amount	$ 75,299,034
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$79,819,189,061
Number of Investments	242
Total Advisory Fees Paid	$75,299,034

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Asset-Backed Securities	0.1%
Municipal Bonds	0.1%
Commercial Paper	14.2%
Variable Rate Instruments	20.8%
Other Repurchase Agreements and Repurchase Agreements	28.5%
Bank Instruments	33.3%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

     Effective April 2, 2024, the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Material Fund Change Expenses [Text Block]

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

     Effective April 2, 2024, the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Summary of Change Legend [Text Block]

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

C000157049
Shareholder Report [Line Items]
Fund Name	Federated Hermes Prime Cash Obligations Fund
Class Name	Cash II Shares
Trading Symbol	PCDXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Prime Cash Obligations Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash II Shares	$92	0.90%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.90%
AssetsNet	$ 79,819,189,061
Holdings Count | Holding	242
Advisory Fees Paid, Amount	$ 75,299,034
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$79,819,189,061
Number of Investments	242
Total Advisory Fees Paid	$75,299,034

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Asset-Backed Securities	0.1%
Municipal Bonds	0.1%
Commercial Paper	14.2%
Variable Rate Instruments	20.8%
Other Repurchase Agreements and Repurchase Agreements	28.5%
Bank Instruments	33.3%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

     Effective April 2, 2024, the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Material Fund Change Expenses [Text Block]

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

     Effective April 2, 2024, the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Summary of Change Legend [Text Block]

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

C000157045
Shareholder Report [Line Items]
Fund Name	Federated Hermes Prime Cash Obligations Fund
Class Name	Cash Series Shares
Trading Symbol	PTSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Prime Cash Obligations Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Series Shares	$107	1.05%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.05%
AssetsNet	$ 79,819,189,061
Holdings Count | Holding	242
Advisory Fees Paid, Amount	$ 75,299,034
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$79,819,189,061
Number of Investments	242
Total Advisory Fees Paid	$75,299,034

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Asset-Backed Securities	0.1%
Municipal Bonds	0.1%
Commercial Paper	14.2%
Variable Rate Instruments	20.8%
Other Repurchase Agreements and Repurchase Agreements	28.5%
Bank Instruments	33.3%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

     Effective April 2, 2024, the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Material Fund Change Expenses [Text Block]

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

     Effective April 2, 2024, the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Summary of Change Legend [Text Block]

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

C000157046
Shareholder Report [Line Items]
Fund Name	Federated Hermes Prime Cash Obligations Fund
Class Name	Class R Shares
Trading Symbol	PTRXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Prime Cash Obligations Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$116	1.13%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.13%
AssetsNet	$ 79,819,189,061
Holdings Count | Holding	242
Advisory Fees Paid, Amount	$ 75,299,034
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$79,819,189,061
Number of Investments	242
Total Advisory Fees Paid	$75,299,034

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Asset-Backed Securities	0.1%
Municipal Bonds	0.1%
Commercial Paper	14.2%
Variable Rate Instruments	20.8%
Other Repurchase Agreements and Repurchase Agreements	28.5%
Bank Instruments	33.3%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

     Effective April 2, 2024, the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Material Fund Change Expenses [Text Block]

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

     Effective April 2, 2024, the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Summary of Change Legend [Text Block]

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

C000026148
Shareholder Report [Line Items]
Fund Name	Federated Hermes Prime Cash Obligations Fund
Class Name	Service Shares
Trading Symbol	PRCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Prime Cash Obligations Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
AssetsNet	$ 79,819,189,061
Holdings Count | Holding	242
Advisory Fees Paid, Amount	$ 75,299,034
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$79,819,189,061
Number of Investments	242
Total Advisory Fees Paid	$75,299,034

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Asset-Backed Securities	0.1%
Municipal Bonds	0.1%
Commercial Paper	14.2%
Variable Rate Instruments	20.8%
Other Repurchase Agreements and Repurchase Agreements	28.5%
Bank Instruments	33.3%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

     Effective April 2, 2024, the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Material Fund Change Expenses [Text Block]

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

     Effective April 2, 2024, the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Summary of Change Legend [Text Block]

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

C000157047
Shareholder Report [Line Items]
Fund Name	Federated Hermes Prime Cash Obligations Fund
Class Name	Trust Shares
Trading Symbol	PTTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Prime Cash Obligations Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Shares	$69	0.67%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.67%
AssetsNet	$ 79,819,189,061
Holdings Count | Holding	242
Advisory Fees Paid, Amount	$ 75,299,034
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$79,819,189,061
Number of Investments	242
Total Advisory Fees Paid	$75,299,034

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Asset-Backed Securities	0.1%
Municipal Bonds	0.1%
Commercial Paper	14.2%
Variable Rate Instruments	20.8%
Other Repurchase Agreements and Repurchase Agreements	28.5%
Bank Instruments	33.3%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

     Effective April 2, 2024, the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Material Fund Change Expenses [Text Block]

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

     Effective April 2, 2024, the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Summary of Change Legend [Text Block]

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

C000026147
Shareholder Report [Line Items]
Fund Name	Federated Hermes Prime Cash Obligations Fund
Class Name	Wealth Shares
Trading Symbol	PCOXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Prime Cash Obligations Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth Shares	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
AssetsNet	$ 79,819,189,061
Holdings Count | Holding	242
Advisory Fees Paid, Amount	$ 75,299,034
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$79,819,189,061
Number of Investments	242
Total Advisory Fees Paid	$75,299,034

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Asset-Backed Securities	0.1%
Municipal Bonds	0.1%
Commercial Paper	14.2%
Variable Rate Instruments	20.8%
Other Repurchase Agreements and Repurchase Agreements	28.5%
Bank Instruments	33.3%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

     Effective April 2, 2024, the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Material Fund Change Expenses [Text Block]

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

     Effective April 2, 2024, the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Summary of Change Legend [Text Block]

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

C000242771
Shareholder Report [Line Items]
Fund Name	Federated Hermes Treasury Obligations Fund
Class Name	Administrative Shares
Trading Symbol	TODXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Shares	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
AssetsNet	$ 57,301,680,767
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 41,284,510
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$57,301,680,767
Number of Investments	64
Total Advisory Fees Paid	$41,284,510

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	33.4%
Repurchase Agreements	69.3%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Material Fund Change Expenses [Text Block]

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Summary of Change Legend [Text Block]

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

C000242768
Shareholder Report [Line Items]
Fund Name	Federated Hermes Treasury Obligations Fund
Class Name	Advisor Shares
Trading Symbol	TOVXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
AssetsNet	$ 57,301,680,767
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 41,284,510
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$57,301,680,767
Number of Investments	64
Total Advisory Fees Paid	$41,284,510

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	33.4%
Repurchase Agreements	69.3%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Material Fund Change Expenses [Text Block]

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Summary of Change Legend [Text Block]

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

C000026166
Shareholder Report [Line Items]
Fund Name	Federated Hermes Treasury Obligations Fund
Class Name	Capital Shares
Trading Symbol	TOCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Shares	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
AssetsNet	$ 57,301,680,767
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 41,284,510
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$57,301,680,767
Number of Investments	64
Total Advisory Fees Paid	$41,284,510

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	33.4%
Repurchase Agreements	69.3%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Material Fund Change Expenses [Text Block]

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Summary of Change Legend [Text Block]

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

C000242769
Shareholder Report [Line Items]
Fund Name	Federated Hermes Treasury Obligations Fund
Class Name	Cash Management Shares
Trading Symbol	TOMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Shares	$72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
AssetsNet	$ 57,301,680,767
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 41,284,510
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$57,301,680,767
Number of Investments	64
Total Advisory Fees Paid	$41,284,510

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	33.4%
Repurchase Agreements	69.3%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Material Fund Change Expenses [Text Block]

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Summary of Change Legend [Text Block]

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

C000144363
Shareholder Report [Line Items]
Fund Name	Federated Hermes Treasury Obligations Fund
Class Name	Automated Shares
Trading Symbol	TOAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Automated Shares	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
AssetsNet	$ 57,301,680,767
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 41,284,510
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$57,301,680,767
Number of Investments	64
Total Advisory Fees Paid	$41,284,510

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	33.4%
Repurchase Agreements	69.3%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Material Fund Change Expenses [Text Block]

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Summary of Change Legend [Text Block]

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

C000026167
Shareholder Report [Line Items]
Fund Name	Federated Hermes Treasury Obligations Fund
Class Name	Institutional Shares
Trading Symbol	TOIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
AssetsNet	$ 57,301,680,767
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 41,284,510
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$57,301,680,767
Number of Investments	64
Total Advisory Fees Paid	$41,284,510

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	33.4%
Repurchase Agreements	69.3%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Material Fund Change Expenses [Text Block]

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Summary of Change Legend [Text Block]

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

C000242770
Shareholder Report [Line Items]
Fund Name	Federated Hermes Treasury Obligations Fund
Class Name	Premier Shares
Trading Symbol	TOPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Shares	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
AssetsNet	$ 57,301,680,767
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 41,284,510
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$57,301,680,767
Number of Investments	64
Total Advisory Fees Paid	$41,284,510

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	33.4%
Repurchase Agreements	69.3%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Material Fund Change Expenses [Text Block]

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Summary of Change Legend [Text Block]

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

C000242767
Shareholder Report [Line Items]
Fund Name	Federated Hermes Treasury Obligations Fund
Class Name	Select Shares
Trading Symbol	TOLXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Shares	$17	0.17%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
AssetsNet	$ 57,301,680,767
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 41,284,510
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$57,301,680,767
Number of Investments	64
Total Advisory Fees Paid	$41,284,510

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	33.4%
Repurchase Agreements	69.3%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Material Fund Change Expenses [Text Block]

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Summary of Change Legend [Text Block]

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

C000026168
Shareholder Report [Line Items]
Fund Name	Federated Hermes Treasury Obligations Fund
Class Name	Service Shares
Trading Symbol	TOSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
AssetsNet	$ 57,301,680,767
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 41,284,510
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$57,301,680,767
Number of Investments	64
Total Advisory Fees Paid	$41,284,510

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	33.4%
Repurchase Agreements	69.3%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Material Fund Change Expenses [Text Block]

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Summary of Change Legend [Text Block]

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

C000026169
Shareholder Report [Line Items]
Fund Name	Federated Hermes Treasury Obligations Fund
Class Name	Trust Shares
Trading Symbol	TOTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Shares	$68	0.66%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.66%
AssetsNet	$ 57,301,680,767
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 41,284,510
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$57,301,680,767
Number of Investments	64
Total Advisory Fees Paid	$41,284,510

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	33.4%
Repurchase Agreements	69.3%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Material Fund Change Expenses [Text Block]

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Summary of Change Legend [Text Block]

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

C000157051
Shareholder Report [Line Items]
Fund Name	Federated Hermes Trust for U.S. Treasury Obligations
Class Name	Cash II Shares
Trading Symbol	TTIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Trust for U.S. Treasury Obligations (the "Fund") for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash II Shares	$92	0.90%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.90%
AssetsNet	$ 9,763,283,329
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 9,896,761
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$9,763,283,329
Number of Investments	45
Total Advisory Fees Paid	$9,896,761

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	29.8%
Repurchase Agreements	75.7%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Material Fund Change Expenses [Text Block]

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Summary of Change Legend [Text Block]

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

C000157050
Shareholder Report [Line Items]
Fund Name	Federated Hermes Trust for U.S. Treasury Obligations
Class Name	Cash Series Shares
Trading Symbol	TCSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Trust for U.S. Treasury Obligations (the "Fund") for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Series Shares	$106	1.04%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.04%
AssetsNet	$ 9,763,283,329
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 9,896,761
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$9,763,283,329
Number of Investments	45
Total Advisory Fees Paid	$9,896,761

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	29.8%
Repurchase Agreements	75.7%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Material Fund Change Expenses [Text Block]

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Summary of Change Legend [Text Block]

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

C000026170
Shareholder Report [Line Items]
Fund Name	Federated Hermes Trust for U.S. Treasury Obligations
Class Name	Institutional Shares
Trading Symbol	TTOXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Trust for U.S. Treasury Obligations (the "Fund") for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
AssetsNet	$ 9,763,283,329
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 9,896,761
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$9,763,283,329
Number of Investments	45
Total Advisory Fees Paid	$9,896,761

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	29.8%
Repurchase Agreements	75.7%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Material Fund Change Expenses [Text Block]

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Summary of Change Legend [Text Block]

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

C000243030
Shareholder Report [Line Items]
Fund Name	Federated Hermes Trust for U.S. Treasury Obligations
Class Name	Service Shares
Trading Symbol	TTQXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Trust for U.S. Treasury Obligations (the "Fund") for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
AssetsNet	$ 9,763,283,329
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 9,896,761
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$9,763,283,329
Number of Investments	45
Total Advisory Fees Paid	$9,896,761

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
U.S. Treasury Securities	29.8%
Repurchase Agreements	75.7%

Material Fund Change [Text Block]

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Material Fund Change Expenses [Text Block]

     Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund is not required to adopt a liquidity fee framework. Effective April 2, 2024, the daily and weekly liquid assets thresholds increased to 25% and 50%, respectively, from 10% and 30%.

Summary of Change Legend [Text Block]

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.